Offerings - Offering: 1	Aug. 04, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class C Common Stock, par value $0.01 per share
Amount Registered | shares	3,300,000
Proposed Maximum Offering Price per Unit	32.04
Maximum Aggregate Offering Price	$ 105,732,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 16,187.57
Offering Note	The Registrant is hereby registering for resale from time to time by selling stockholders of up to an aggregate of 3,300,000 shares of the Registrant's Class C common stock ("Class C Common Stock") under Registrant's Dividend Reinvestment and Direct Stock Purchase Plan (the "Plan"). Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also covers such additional number of shares of Class C Common Stock that may be issued as a result of stock splits, stock dividends or similar transactions, in accordance with the provisions of the Plan. The proposed maximum offering price per unit and the registration fee are calculated in accordance with Rule 457(c) under the Securities Act based on the average of the high and low prices per share of the Class C Common Stock as reported on the consolidated reporting system of the New York Stock Exchange on July 30, 2025.